Investments: Unrealized Gain (Loss) on Investments (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Unrealized Gain (Loss) on Investments

	2014	2013	2012

Debt securities	$ 340	$ 412	$ 671
Deferred income taxes	(118)	(143)	(248)

Net unrealized investment gains	$ 222	$ 269	$ 423